BUSINESS COMBINATION AND PURCHASE PRICE ALLOCATION	3 Months Ended
Mar. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
BUSINESS COMBINATION AND PURCHASE PRICE ALLOCATION

Note 2. BUSINESS COMBINATION AND PURCHASE PRICE ALLOCATION

On January 31, 2024, the Company issued a press release announcing that on January 31, 2024, it consummated the business combination (the “Closing”) contemplated by the previously announced Amended and Restated Agreement and Plan of Merger, dated as of July 21, 2023 (as amended, the “Merger Agreement”), by and among the Company, DMAC Merger Sub Inc., a Nevada corporation and a wholly-owned subsidiary of the Company (“Merger Sub”), Bright Vision Sponsor LLC, a Delaware limited liability company, in the capacity as the Purchaser Representative thereunder, Christopher Jones, in the capacity as the Seller Representative thereunder, and TruGolf, Inc., a Nevada corporation (“TruGolf”). As a result of the Closing and the transactions contemplated by the Merger Agreement, (i) Merger Sub merged with and into TruGolf (the “Merger”), with TruGolf surviving the Merger as a wholly-owned subsidiary of the Company, and (ii) the Company’s name was changed from Deep Medicine Acquisition Corp. to TruGolf Holdings, Inc. The Company’s Class A common stock commenced trading on the Nasdaq Global Market LLC under the ticker symbol “TRUG” on February 1, 2024.

Accounting for the Business Combination

The Merger is accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, DMAQ was treated as the acquired company for accounting purposes, whereas TruGolf Nevada was treated as the accounting acquirer. In accordance with this method of accounting, the Business Combination has been treated as the equivalent of TruGolf Nevada issuing shares for the net assets of DMAQ, accompanied by a recapitalization. The net assets of TruGolf Nevada and DMAQ were stated at historical cost, with no goodwill or other intangible assets recorded, and operations prior to the Business Combination will be those of TruGolf Nevada. TruGolf Nevada has been determined to be the accounting acquirer for purposes of the Business Combination based on an evaluation of the following facts and circumstances:

●	Legacy TruGolf Nevada stockholders expecting to have a majority of the voting power of New TruGolf,
●	TruGolf Nevada comprising the ongoing operations of New TruGolf,
●	TruGolf Nevada contributing a majority of the governing body members of New TruGolf, and
●	TruGolf Nevada’s senior management comprising the senior management of New TruGolf.

Exchange of TruGolf Nevada Shares for Shares of New TruGolf

Based on 13,098 TruGolf Nevada ordinary shares outstanding immediately prior to the closing of the Business Combination, the Exchange Ratio determined in accordance with the terms of the Merger Agreement is approximately 570.10. New TruGolf issued 7,467,134 shares of New TruGolf common stock to legacy TruGolf Nevada shareholders in the Business Combination, determined as follows:

TruGolf Nevada shares outstanding as of immediately prior to the Closing
Ordinary shares, par value $0.01 per share	13,098
Exchange Ratio	570.10
Estimated shares of New TruGolf common stock issued to TruGolf Nevada shareholders upon Closing	7,467,134

The shares issued to legacy TruGolf Nevada shareholders consists of 5,750,274 shares of New TruGolf Class A common stock and 1,716,860 shares of New TruGolf Class B common stock.

The purchase price for the Merger was allocated to the net assets acquired on the basis of relative fair values. The fair values of the current assets acquired and current liabilities assumed in the Merger were determined to approximate carrying value due to their short-term nature. The following summarizes the allocation of the purchase price to net assets acquired in the Merger:

Cash and cash equivalents	$103,818
Net proceeds from investment fund (PIPE)	2,237,213
Accounts payable and accrued expenses	(310,724)
Loans payable	(1,565,000)

Net assets	$465,307

PIPE Convertible Notes payable assumed in Merger	$4,800,000
Less: Original Issue Discount of 10%	(480,000)
PIPE Convertible Notes payable, net	4,320,000
Payment of closing costs and other expenses	(2,082,787)
Net proceeds from PIPE Convertible Notes payable assume in Merger	$2,237,213

On November 2, 2023 and December 7, 2023, Deep Medicine Acquisition Corp. (“DMAQ”) executed loan agreements with certain accredited investors (together, the “Prior Loan Agreements”) pursuant to which such investors agreed to loan DMAQ up to an aggregate $11,000,000 in exchange for the issuance of convertible notes and warrants. On February 2, 2024, TruGolf Holdings, Inc. (“TruGolf Holdings”) executed a securities purchase agreement (the “Purchase Agreement”) with each of the investors that executed the Prior Loan Agreements, which replaced, in their entirety, the Prior Loan Agreements, and with additional investors (together, the “PIPE Investors”). Pursuant to the terms and conditions of the Purchase Agreement, the PIPE Investors agreed to purchase from the TruGolf Holdings (i) senior convertible notes in the aggregate principal amount of up to $15,500,000 (the “PIPE Convertible Notes”), (ii) Series A warrants to initially purchase 1,409,091 shares of the Company’s Class A common stock (the “Series A Warrants”); and (iii) Series B warrants to initially purchase 1,550,000 shares of the TruGolf Holdings’ Class A common stock (the “Series B Warrants,” and collectively with the Series A Warrants, the “PIPE Warrants”) (the “PIPE Financing”).

The Purchase Agreement contemplates funding of the investment (the “Investment”) across multiple tranches. At the first closing (the “Initial Closing”) an aggregate principal amount of $4,650,000 of PIPE Convertible Notes will be issued upon the satisfaction of certain customary closing conditions in exchange for aggregate gross proceeds of $4,185,000, representing an original issue discount of 10%. On such date (the “Initial Closing Date”), TruGolf Holdings will also issue the PIPE Investors the Series A Warrants and the Series B Warrants.

As of March 31, 2024, the Company recorded PIPE Convertible Notes payable of $4,800,000 and an original issue discount of $480,000 resulting in the net balance of $4,320,000. The Company recorded interest expense on the PIPE Convertible Notes of $9,468, and interest expense relating to the OID of $947. As of May 14, 2024, the Company did not timely file the quarterly report on Form 10-Q for the period ended March 31, 2024. The scheduled second tranche of the PIPE Convertible Notes payable has not been received by the Company.

Subject to satisfying the conditions discussed below, TruGolf Holdings, Inc. has the right under the Purchase Agreement, but not the obligation, to require that the PIPE Investors purchase additional Notes at up to two additional closings. Upon notice at any time after the 2nd trading day following the Initial Closing Date, TruGolf Holdings may require that the PIPE Investors purchase an additional aggregate principal amount of $4,650,000 of PIPE Convertible Notes, in exchange for aggregate gross proceeds of $4,185,000, if (i) the Registration Statement (as described below) has been filed; and (ii) certain customary closing conditions are satisfied (the “First Mandatory Additional Closing”). Upon notice at any time after the 2nd trading day following the date that the First Mandatory Additional Closing is consummated, TruGolf Holdings may require that the PIPE Investors purchase an additional aggregate principal amount of $6,200,000 of PIPE Convertible Notes, in exchange for aggregate gross proceeds of $5,580,000, if (i) the shareholder approval is obtained (as described below); (ii) the Registration Statement has been declared effective by the SEC; and (iii) certain customary closing conditions are satisfied (the “Second Mandatory Additional Closing”).

In addition, pursuant to the Purchase Agreement, each PIPE Investor has the right, but not the obligation, to require that, upon notice, TruGolf Holdings sell to such PIPE Investor at one or more additional closings such PIPE Investor’s pro rata share of up to a maximum aggregate principal amount of $10,850,000 in additional PIPE Convertible Notes (each such additional closing, an “Additional Optional Closing”); provided that, the principal amount of the additional PIPE Convertible Notes issued at each Additional Optional Closing must equal at least $250,000. If a PIPE Investor has not elected to effect an Additional Optional Closing on or prior to August 2, 2024, such PIPE Investor shall have no further right to effect an Additional Optional Closing under the Purchase Agreement.